Finance expense	12 Months Ended
Dec. 31, 2017
Disclosure Of Finance Cost Income [Abstract]
Finance expense
14.	Finance expense

During the years ended December 31, 2017, 2016 and 2015 the Company incurred finance expense (recorded finance income) as follows:

Year ended December 31	2017	2016	2015
Interest on MIOP loan	$105,670	$218,867	$309,733
Change in fair value of royalty obligation	747,540	2,271,436	3,791,282
Change in fair value of warrant liability	-	(1,161)	(35,098)
Other interest, net and banking fees	(15,749)	(10,228)	57,535
	$837,461	$2,478,914	$4,123,452

During the years ended December 31, 2017, 2016 and 2015, the Company paid finance expense (received finance income) as follows:

Year ended December 31	2017	2016	2015
Interest paid on MIOP loan	$88,828	$186,467	$256,427
Other interest, net and banking fees	(15,749)	(10,228)	57,873
	$73,079	$176,239	$314,300